Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		34 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Continuing Operations
Revenues	$ 2,037,188	$ 1,578	$ 3,550,500	$ 6,365	$ 12,780	$ 2,582	$ 15,362
Cost of goods sold	(1,635,672)	(862)	(2,475,841)	(5,579)	(9,237)	(1,291)	(10,528)
Gross profit	401,516	716	1,074,659	786	3,543	1,291	4,834
Expenses:
General and administrative expenses	2,941,808	510,374	5,235,574	895,353	5,394,313	534,241	6,090,343
Depreciation and amortization	95,990	5,806	151,969	9,960	25,729	2,276	28,005
Research and development expense	125,011	43,636	191,583	94,184	202,703	134,296	415,001
Total expenses	3,162,809	559,816	5,579,126	999,497	5,622,745	670,813	6,533,349
Total operating loss	(2,761,293)	(559,100)	(4,504,467)	(998,711)	(5,619,202)	(669,522)	(6,528,515)
Other income and Expense
Interest income	26		47			443	1,106
Amortization of note discount					(68,209)		(68,209)
Other income	391,283		410,719
Interest expense	(617,267)		(781,525)		(14,932)	(1,900)	(16,832)
Fair value adjustment on derivative liability	35,131		(659,787)
Loss on debt extinguishment	(281,090)		(4,991,513)
Total other income and expense	(471,917)		(6,022,059)		(83,141)	(1,457)	(83,935)
Net loss before taxes	(3,233,210)		(10,526,526)	(998,711)	(5,702,343)	(670,979)	(6,612,450)
Taxes	(3,225)		(4,025)	(1,200)	(2,000)	(554)	(2,554)
Net loss from continuing operations	(3,236,435)	(559,100)	(10,530,551)	(999,911)	(5,704,343)	(671,533)	(6,615,004)
Discontinued Operations:
Gain from discontinued operations					6,450		6,450
Net loss	(3,236,435)	(559,100)	(10,530,551)	(999,911)	(5,697,893)	(671,533)	(6,608,554)
Less: deemed dividend on warrant extension					(3,384,730)		(3,384,730)
Net loss applicable to common shareholders	$ (3,236,435)	$ (559,100)	$ (10,530,551)	$ (999,911)	$ (9,082,623)	$ (671,533)	$ (9,993,284)
Basic and diluted weighted average shares outstanding	14,426,692	10,501,912	14,426,692	10,501,912	4,428,229	5,215,583
(Loss) per share applicable to common shareholders - basic and diluted - from continuing operations	$ (0.224)	$ (0.53)	$ (0.73)	$ (0.095)	$ (1.29)	$ (0.13)
(Loss) per share applicable to common shareholders - basic and diluted - from discontinued operations
Net (loss) per share applicable to common shareholders - basic and diluted	$ (0.224)	$ (0.53)	$ (0.73)	$ (0.095)	$ (1.29)	$ (0.13)